Income taxes (Details 2)	9 Months Ended
Sep. 30, 2011 Y
Brazil | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	5
Restriction on loss carryforwards (as a percent)	30.00%
Canada | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	7
Indonesia | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	10
Railroad and Iron Ore Operation
Income taxes
Income tax incentives (in years)	10
Goro Project
Income taxes
Income tax incentives period, including income tax holiday (in years)	15
Income tax holiday during the five-year period following a full income tax holiday (as a percent)	50.00%
Partial income tax holiday following 15-year tax incentives (in years)	5